Financial risk management activities - Narrative (Details) $ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 79	$ 48	$ 48
Mponeng
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 19
Discount rates applied to consideration projections	0.073	0.080
Gramalote
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 26
Discount rates applied to consideration projections	0.094	0.094
Mansala and ABC
Disclosure of detailed information about financial instruments [line items]
Contingent consideration asset	$ 34
Discount rates applied to consideration projections	0.090	0.120